Taxation	12 Months Ended
Feb. 28, 2026
Taxation [Abstract]
TAXATION

23. TAXATION

		Year ended February 28/29
Figures in Rand thousands	Notes	2026	2025	2024

Major components of the tax expense:
Current tax
Current year		304,911	297,670	297,546
Prior year		2,846	(1,998)	(120)
		307,757	295,672	297,426

Deferred tax
Current year		23,303	(4,340)	(12,964)
Prior year		(10,335)	(8,564)	6,464
	9	12,968	(12,904)	(6,500)

Withholding tax		27,810	27,043	20,628

Total tax expense		348,535	309,811	311,554

Reconciliation between accounting profit and tax expense:
Profit before taxation		1,359,647	1,246,921	1,065,710
Tax at the applicable tax rate of 17% [1] (2025: 17%, 2024: 17%)		231,139	211,976	181,171
Effect of different tax rates in foreign jurisdictions		97,937	97,965	90,081

Taxation effect of adjustments on taxable income:
Utilization of previously unrecognized tax losses		(11,060)	(7,918)	(10,811)
Tax incentive		(4,128)	(3,130)	(6,549)
Income not subject to tax		(465)	(5,924)	(1,414)
Non-deductible expenses for tax purposes:
Impairment of goodwill		-	7,413	-
Other non-deductible expenses		7,153	3,997	15,898
Recognition of previously unrecognized tax losses		8,255	(11,956)	-
Current year losses for which no deferred tax asset is recognized		6,097	3,663	19,223
Withholding tax		27,810	27,043	20,628
Prior year tax (over)/under provision		(7,489)	(10,562)	6,344
Tax effect of deferred tax on decrease in tax rate		-	79	-
Others		(6,714)	(2,835)	(3,017)
Total tax expense		348,535	309,811	311,554

[1]	This is the corporate tax rate in Singapore.